UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Roger H. Jenswold & Company Inc.
Address: 5847 San Felipe Suite 4100
         Houston, TX 77057



13F File Number: 28-03940

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Richard A. Nunn
Title:   Chief Compliance Officer
Phone:   713-789-9060
Signature, Place, and Date of Signing:

_____________________     Houston, Texas     May 7, 2010
    [Signature]            [City, State]      [Date]


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:57
Form 13F Information Table Value Total:$82,128,000


List of Other Included Managers:

No.   13F File Number        Name


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                                                   ROGER H. JENSWOLD & COMPANY INC.                                          PAGE 1
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     3000    35897 SH       SOLE                        0    35897        0
ABBOTT LABS                    COM              002824100     3114    59116 SH       SOLE                        0    59116        0
AMERICAN FINL GROUP INC OHIO 7 PREFERRED STOCKS 025932203      462    18875 SH       SOLE                        0    18875        0
AMGEN INC                      COM              031162100      930    15550 SH       SOLE                        0    15550        0
ANADARKO PETROLEUM CORP        COM              032511107     2549    35000 SH       SOLE                        0    35000        0
ASPEN INSURANCE HOLDINGS LTD 7 PREFERRED STOCKS G05384139     1956    84575 SH       SOLE                        0    84575        0
AVNET INC                      COM              053807103      567    18908 SH       SOLE                        0    18908        0
BED BATH & BEYOND INC          COM              075896100     1572    35930 SH       SOLE                        0    35930        0
CB RICHARD ELLIS GROUP INC CL  COM              12497T101      777    49000 SH       SOLE                        0    49000        0
CELGENE CORP                   COM              151020104     3398    54834 SH       SOLE                        0    54834        0
CENTURY PETE CORP COM          COM              156661100        1    40000 SH       SOLE                        0    40000        0
CISCO SYSTEMS INC              COM              17275R102     2925   112365 SH       SOLE                        0   112365        0
COCA COLA CO                   COM              191216100     3295    59917 SH       SOLE                        0    59917        0
CONOCO PHILLIPS                COM              20825C104     2306    45065 SH       SOLE                        0    45065        0
CORTS TR FIRST UN INSTL CAP 8. PREFERRED STOCKS 22080W205      624    23650 SH       SOLE                        0    23650        0
CORTS TR J C PENNEY 7.625%     CONVERTIBLE PREF 220803100      261    11550 SH       SOLE                        0    11550        0
CREDIT-ENHANCED CORTS TR AON 8 PREFERRED STOCKS 22532R101      286    11150 SH       SOLE                        0    11150        0
CULLEN FROST BANKERS INC       COM              229899109      273     4900 SH       SOLE                        0     4900        0
DEVELOPERS DIVERSIFIED RLTY 8. PREFERRED STOCKS 251591830      830    34454 SH       SOLE                        0    34454        0
E M C CORP MASS                COM              268648102     3344   185352 SH       SOLE                        0   185352        0
EXXON MOBIL CORP               COM              30231G102     4086    60997 SH       SOLE                        0    60997        0
GENERAL ELEC CO                COM              369604103     1649    90627 SH       SOLE                        0    90627        0
GENZYME CORP                   COM              372917104      215     4150 SH       SOLE                        0     4150        0
H C C INSURANCE HOLDINGS INC   COM              404132102     3795   137494 SH       SOLE                        0   137494        0
HALLIBURTON CO                 COM              406216101      346    11480 SH       SOLE                        0    11480        0
HARLEY DAVIDSON INC            COM              412822108     1267    45125 SH       SOLE                        0    45125        0
HENRY JACK & ASSOC INC         COM              426281101     2225    92490 SH       SOLE                        0    92490        0
HESS CORP                      COM              42809H107      800    12792 SH       SOLE                        0    12792        0
HONEYWELL INTL INC             COM              438516106     1989    43940 SH       SOLE                        0    43940        0
HRPT PPTYS TR SER B            PREFERRED STOCKS 40426W309      422    16666 SH       SOLE                        0    16666        0
HUGOTON RTY TR TEX UNIT BEN IN COM              444717102      466    28150 SH       SOLE                        0    28150        0
I B M                          COM              459200101     3331    25970 SH       SOLE                        0    25970        0
ING GROEP NV                   PREFERRED STOCKS 456837509      501    26300 SH       SOLE                        0    26300        0
INTEL CORP                     COM              458140100     1498    67185 SH       SOLE                        0    67185        0
ISHARES TRUST DOW JONES SEL DI MUTUAL FUNDS     464287168     1765    38362 SH       SOLE                        0    38362        0
J P MORGAN CHASE & CO          COM              46625H100      304     6800 SH       SOLE                        0     6800        0
JOHNSON & JOHNSON              COM              478160104     2919    44769 SH       SOLE                        0    44769        0
MARAUDER RES EAST COAST INC CO COM              565897105       25   290000 SH       SOLE                        0   290000        0
MASCO CORP                     COM              574599106      825    53130 SH       SOLE                        0    53130        0
MBNA CAP D TRUPS 8.125%        PREFERRED STOCKS 55266J200      318    12800 SH       SOLE                        0    12800        0
MERRILL LYNCH SERIES E TRUST 7 PREFERRED STOCKS 59021K205      776    33825 SH       SOLE                        0    33825        0
NUVEEN REAL ESTATE INCOME FUND MUTUAL FUNDS     67071B108      981   105500 SH       SOLE                        0   105500        0
PEPSICO INC                    COM              713448108      486     7351 SH       SOLE                        0     7351        0
PFIZER INC                     COM              717081103      284    16555 SH       SOLE                        0    16555        0
PIONEER NATURAL RESOURCES CO   COM              723787107     1264    22450 SH       SOLE                        0    22450        0
PROSPERITY BANCSHARES INC      COM              743606105     1413    34468 SH       SOLE                        0    34468        0
PUBLIC STORAGE K 1/1000        PREFERRED STOCKS 74460D273      504    20000 SH       SOLE                        0    20000        0
RUSH ENTERPRISES INC CL A      COM              781846209     1982   150075 SH       SOLE                        0   150075        0
SATURNS LTD BRANDS 7.000%      PREFERRED STOCKS 80410Q207      493    22015 SH       SOLE                        0    22015        0
SCHLUMBERGER                   COM              806857108      933    14698 SH       SOLE                        0    14698        0
STERLING BANCSHARES CAP TR 8.3 PREFERRED STOCKS 85915Q206      957    40301 SH       SOLE                        0    40301        0

PORTVUE-SEC13F.LNP
RUN DATE: 04/15/10  1:44 P.M.                   ROGER H. JENSWOLD & COMPANY INC.                    PAGE 2
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

TAYC CAP TR I 9.750%           PREFERRED STOCKS 87216N205      612    25800 SH       SOLE                        0    25800        0
TEVA PHARMACEUTICAL INDS LTDAD COM              881624209     5968    94605 SH       SOLE                        0    94605        0
TEXAS INSTRUMENTS INC          COM              882508104      968    39575 SH       SOLE                        0    39575        0
U G I CORP                     COM              902681105     1142    43030 SH       SOLE                        0    43030        0
VULCAN MATERIALS CO            COM              929160109     1510    31960 SH       SOLE                        0    31960        0
WELLS FARGO & CO               COM              949746101      639    20522 SH       SOLE                        0    20522        0

     LINE COUNT: 57

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